ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

October 28, 2024	Elizabeth L. Madsen
T +1 312 845 1381
elizabeth.madsen@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pre-effective Amendment No. 3 to The Pop Venture Fund (File No. 333-278367 and 811-23950) Registration Statement on Form N-2

Dear Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of The Pop Venture Fund (the “Fund”).

This Pre-Effective Amendment to the Fund’s Registration Statement is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission, completing open information, making certain updates, making revisions and filing exhibits to the Registration Statement filing on Form N-2.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (312)-845-1381 or Rita Rubin at (312)-845-1241.

Very truly yours,

/s/ Elizabeth L. Madsen
Elizabeth L. Madsen

CC:	Nicole Loftus
Nneka Ukpai
Paulita Pike, Esq.
Jessica Reece, Esq.
Rita Rubin, Esq.